UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from November 1, 2018 to November 30, 2018
Commission File Number of issuing entity: 333-207329-07
Central Index Key Number of issuing entity: 0001710329
CarMax Auto Owner Trust 2017-3
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-207329
Central Index Key Number of depositor: 0001259380
CarMax Auto Funding LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable): 0001601902
CarMax Business Services, LLC
(Exact name of sponsor as specified in its charter)
Enrique Mayor-Mora, Vice President and Treasurer, (804) 935-4512
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
32-6472204
(I.R.S. Employer Identification No.)
c/o CarMax Auto Funding LLC
12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238
(Address of principal executive offices of issuing entity) (Zip Code)
(804) 935-4512
(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-1 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2a Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2b Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-4 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes [X]  No [  ]
PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2017-3 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.
Item 1A. Asset-Level Information.
The Asset Data File and Asset Related Document, filed as Exhibits 102 and 103, respectively, to the registrant's Form ABS-EE filed on December 17, 2018 under File No. 333-207329-07 are hereby incorporated by reference into this Form 10-D.
ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS
No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.
Date of Most Recent Form ABS-15G Filed Pursuant to Rule 15Ga-1: February 9, 2018.
Central Index Key (CIK) of Securitizer: 0001259380.

PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
US Bank National Association has provided the following information for inclusion in this report:
Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.
Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above. Previously, U.S. Bank disclosed that the most substantial case was: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 770 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.) (collectively, the “BlackRock cases”). U.S. Bank has entered into a settlement agreement that will resolve the BlackRock cases following approval of the dismissals by the applicable court. Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.
U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.
Item 10. Exhibits.
Exhibit 99.1     Monthly Servicer's Certificate for the collection period commencing November 1, 2018 and ending November 30, 2018
Exhibit 102     Asset Data File (incorporated by reference to registrant's Form ABS-EE, Registration File Number 333-207329-07, filed on December 17, 2018)
Exhibit 103     Asset Related Document (incorporated by reference to registrant's Form ABS-EE, Registration File Number 333-207329-07, filed on December 17, 2018)

Signatures
Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2017-3
(Issuing Entity)

		By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date:	December 17, 2018	By:	/s/ Enrique Mayor-Mora
Enrique Mayor-Mora
Vice President and Treasurer

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